Derivatives and Hedging (Details) gal in Millions, T in Millions, MWh in Millions, MMBTU in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) MWh MMBTU T gal		Dec. 31, 2014 USD ($) MWh MMBTU T gal		Dec. 31, 2013 USD ($)
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		$ 5.8		$ 3.5
Cash Collateral Paid Netted Against Risk Management Liabilities		44.4		35.2
Fair Value of Derivative Instruments
Current Risk Management Assets		134.4		177.9
Long-term Risk Management Assets		321.8		294.2
Total Assets		456.2		472.1
Current Risk Management Liabilities		87.1		91.6
Long-term Risk Management Liabilities		179.1		130.9
Total Liabilities		266.2		222.5
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		86.4		269.7		$ 56.9
Gain (Loss) on Hedging Instruments
Gain (Loss) on Fair Value Hedging Instruments		3.2		3.8		(10.4)
Gain (Loss) on Fair Value Portion of Long-term Debt		$ (3.3)		(3.9)		10.4
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows		144 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers		$ 0.0		0.0
Amount of Collateral the Registrants Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement		0.0		0.0
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		17.5		36.0
Amount of Collateral Attributable to Other Contracts	[1]	297.8		280.6
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		300.1		235.2
Amount of Cash Collateral Posted		0.8		8.5
Additional Settlement Liability if Cross Default Provision is Triggered		240.6		178.2
Appalachian Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.0		0.1
Cash Collateral Paid Netted Against Risk Management Liabilities		3.1		0.1
Fair Value of Derivative Instruments
Current Risk Management Assets		14.7		23.8
Long-term Risk Management Assets		0.1		4.9
Current Risk Management Liabilities		4.8		11.0
Long-term Risk Management Liabilities		0.1		2.1
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		$ 36.5		54.2		1.7
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows		0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers		$ 0.0		0.0
Amount of Collateral the Registrants Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement		0.0		0.0
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		4.9		6.3
Amount of Collateral Attributable to Other Contracts		0.1		0.1
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		3.7		9.0
Amount of Cash Collateral Posted		0.0		0.0
Additional Settlement Liability if Cross Default Provision is Triggered		3.7		9.0
Indiana Michigan Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.0		0.2
Cash Collateral Paid Netted Against Risk Management Liabilities		0.6		0.0
Fair Value of Derivative Instruments
Current Risk Management Assets		10.6		22.3
Long-term Risk Management Assets		0.0		3.3
Current Risk Management Liabilities		6.3		5.2
Long-term Risk Management Liabilities		1.6		1.4
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		$ 15.9		49.2		1.5
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows		0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers		$ 0.0		0.0
Amount of Collateral the Registrants Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement		0.0		0.0
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		3.3		4.3
Amount of Collateral Attributable to Other Contracts		0.1		0.0
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		2.5		6.1
Amount of Cash Collateral Posted		0.0		0.0
Additional Settlement Liability if Cross Default Provision is Triggered		2.5		6.1
Ohio Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.0		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.5		0.1
Fair Value of Derivative Instruments
Current Risk Management Assets		0.0		7.2
Long-term Risk Management Assets		19.2		45.1
Current Risk Management Liabilities		3.6		1.9
Long-term Risk Management Liabilities		0.0		3.0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		$ (30.1)		86.0		2.0
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows		0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers		$ 0.0		0.0
Amount of Collateral the Registrants Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement		0.0		0.0
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		0.0		0.0
Amount of Collateral Attributable to Other Contracts		0.0		0.0
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		0.0		0.0
Amount of Cash Collateral Posted		0.0		0.0
Additional Settlement Liability if Cross Default Provision is Triggered		0.0		0.0
Public Service Co Of Oklahoma [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.0		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.3		0.1
Fair Value of Derivative Instruments
Current Risk Management Assets		0.6		0.0
Current Risk Management Liabilities		0.2		0.9
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		$ 4.2		0.4		4.3
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows		0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers		$ 0.0		0.0
Amount of Collateral the Registrants Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement		0.0		0.0
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		0.0		0.7
Amount of Collateral Attributable to Other Contracts		3.2		4.1
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		0.0		0.0
Amount of Cash Collateral Posted		0.0		0.0
Additional Settlement Liability if Cross Default Provision is Triggered		0.0		0.0
Southwestern Electric Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.0		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.3		0.1
Fair Value of Derivative Instruments
Current Risk Management Assets		0.8		0.0
Current Risk Management Liabilities		3.1		1.1
Long-term Risk Management Liabilities		2.1		0.0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		$ 9.9		15.8		2.5
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows		0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers		$ 0.0		0.0
Amount of Collateral the Registrants Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement		0.0		0.0
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		0.0		0.9
Amount of Collateral Attributable to Other Contracts		0.1		0.2
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		0.0		0.0
Amount of Cash Collateral Posted		0.0		0.0
Additional Settlement Liability if Cross Default Provision is Triggered		0.0		0.0
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	[2]	438.5	[3]	452.7	[4]
Total Liabilities	[2]	236.6	[3]	198.4	[4]
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	15.7		28.7
Total Liabilities	[2],[5]	4.9		13.1
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	12.3		25.6
Total Liabilities	[2],[5]	7.9		6.6
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	19.2		52.3
Total Liabilities	[2],[5]	3.6		4.9
Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	0.6		0.0
Total Liabilities	[2],[5]	0.2		0.9
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	0.8		0.0
Total Liabilities	[2],[5]	5.2		1.1
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	17.6		16.8
Hedging Liabilities	[6]	26.1		14.3
AOCI Gain (Loss) Net of Tax		(5.2)		1.6
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(0.4)		4.3
Derivatives and Hedging (Textuals) [Abstract]
Cross Default Provisions Maximum Third Party Obligation Amount		50.0
Commodity [Member] | Appalachian Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		0.0		0.0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.0		0.0
Commodity [Member] | Indiana Michigan Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		0.0		0.0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.0		0.0
Commodity [Member] | Ohio Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		0.0		0.0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.0		0.0
Commodity [Member] | Public Service Co Of Oklahoma [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		0.0		0.0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.0		0.0
Commodity [Member] | Southwestern Electric Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		0.0		0.0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.0		0.0
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	368.8		392.6
Long-term Risk Management Assets	[7]	364.8		366.7
Total Assets	[7]	733.6		759.3
Current Risk Management Liabilities	[7]	347.0		328.6
Long-term Risk Management Liabilities	[7]	223.3		208.0
Total Liabilities	[7]	570.3		536.6
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	163.3		222.7
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	25.9		32.9
Long-term Risk Management Assets	[8]	0.3		5.2
Total Assets	[8]	26.2		38.1
Current Risk Management Liabilities	[8]	18.1		20.2
Long-term Risk Management Liabilities	[8]	0.3		2.3
Total Liabilities	[8]	18.4		22.5
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	7.8		15.6
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	22.8		28.5
Long-term Risk Management Assets	[8]	0.6		3.5
Total Assets	[8]	23.4		32.0
Current Risk Management Liabilities	[8]	17.0		11.3
Long-term Risk Management Liabilities	[8]	2.6		1.6
Total Liabilities	[8]	19.6		12.9
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	3.8		19.1
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		7.2
Long-term Risk Management Assets	[8]	19.2		45.1
Total Assets	[8]	19.2		52.3
Current Risk Management Liabilities	[8]	4.1		2.0
Long-term Risk Management Liabilities	[8]	0.0		3.0
Total Liabilities	[8]	4.1		5.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	15.1		47.3
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.6		0.4
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.6		0.4
Current Risk Management Liabilities	[8]	0.5		1.3
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.5		1.3
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.1		(0.9)
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.8		0.5
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.8		0.5
Current Risk Management Liabilities	[8]	3.4		1.6
Long-term Risk Management Liabilities	[8]	2.1		0.0
Total Liabilities	[8]	5.5		1.6
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	(4.7)		(1.1)
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	8.2		30.0
Long-term Risk Management Assets	[7]	11.7		3.8
Total Assets	[7]	19.9		33.8
Current Risk Management Liabilities	[7]	9.1		23.4
Long-term Risk Management Liabilities	[7]	19.3		7.9
Total Liabilities	[7]	28.4		31.3
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(8.5)		2.5
Commodity [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Commodity [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Commodity [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Commodity [Member] | Hedging Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Commodity [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Interest Rate and Foreign Currency [Member]
Commodity
Derivative, Notional Amount		560.3		815.2
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.4		1.0
AOCI Gain (Loss) Net of Tax		(17.2)		(19.1)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1.5)		(2.0)
Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		3.6		3.9
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.7		0.3
Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		(13.3)		(14.4)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1.3)		(1.1)
Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		4.3		5.6
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		1.2		1.4
Interest Rate and Foreign Currency [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		4.2		5.0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.8		0.8
Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.0
AOCI Gain (Loss) Net of Tax		(9.1)		(11.1)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1.7)		(2.0)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	0.1		2.6
Long-term Risk Management Assets	[7]	0.0		0.0
Total Assets	[7]	0.1		2.6
Current Risk Management Liabilities	[7]	0.3		0.7
Long-term Risk Management Liabilities	[7]	3.2		9.2
Total Liabilities	[7]	3.5		9.9
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(3.4)		(7.3)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.0		0.0
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.0		0.0
Current Risk Management Liabilities	[8]	0.0		0.0
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.0		0.0
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		377.1		425.2
Long-term Risk Management Assets		376.5		370.5
Total Assets		753.6		795.7
Current Risk Management Liabilities		356.4		352.7
Long-term Risk Management Liabilities		245.8		225.1
Total Liabilities		602.2		577.8
Total MTM Derivative Contract Net Assets (Liabilities)		151.4		217.9
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		25.9		32.9
Long-term Risk Management Assets		0.3		5.2
Total Assets		26.2		38.1
Current Risk Management Liabilities		18.1		20.2
Long-term Risk Management Liabilities		0.3		2.3
Total Liabilities		18.4		22.5
Total MTM Derivative Contract Net Assets (Liabilities)		7.8		15.6
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		22.8		28.5
Long-term Risk Management Assets		0.6		3.5
Total Assets		23.4		32.0
Current Risk Management Liabilities		17.0		11.3
Long-term Risk Management Liabilities		2.6		1.6
Total Liabilities		19.6		12.9
Total MTM Derivative Contract Net Assets (Liabilities)		3.8		19.1
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		0.0		7.2
Long-term Risk Management Assets		19.2		45.1
Total Assets		19.2		52.3
Current Risk Management Liabilities		4.1		2.0
Long-term Risk Management Liabilities		0.0		3.0
Total Liabilities		4.1		5.0
Total MTM Derivative Contract Net Assets (Liabilities)		15.1		47.3
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		0.6		0.4
Long-term Risk Management Assets		0.0		0.0
Total Assets		0.6		0.4
Current Risk Management Liabilities		0.5		1.3
Long-term Risk Management Liabilities		0.0		0.0
Total Liabilities		0.5		1.3
Total MTM Derivative Contract Net Assets (Liabilities)		0.1		(0.9)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		0.8		0.5
Long-term Risk Management Assets		0.0		0.0
Total Assets		0.8		0.5
Current Risk Management Liabilities		3.4		1.6
Long-term Risk Management Liabilities		2.1		0.0
Total Liabilities		5.5		1.6
Total MTM Derivative Contract Net Assets (Liabilities)		(4.7)		(1.1)
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	(242.7)		(247.3)
Long-term Risk Management Assets	[9]	(54.7)		(76.3)
Total Assets	[9]	(297.4)		(323.6)
Current Risk Management Liabilities	[9]	(269.3)		(261.1)
Long-term Risk Management Liabilities	[9]	(66.7)		(94.2)
Total Liabilities	[9]	(336.0)		(355.3)
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	38.6		31.7
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	(10.3)		(9.1)
Long-term Risk Management Assets	[10]	(0.2)		(0.3)
Total Assets	[10]	(10.5)		(9.4)
Current Risk Management Liabilities	[10]	(13.3)		(9.2)
Long-term Risk Management Liabilities	[10]	(0.2)		(0.2)
Total Liabilities	[10]	(13.5)		(9.4)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	3.0		0.0
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	(10.5)		(6.2)
Long-term Risk Management Assets	[10]	(0.6)		(0.2)
Total Assets	[10]	(11.1)		(6.4)
Current Risk Management Liabilities	[10]	(10.7)		(6.1)
Long-term Risk Management Liabilities	[10]	(1.0)		(0.2)
Total Liabilities	[10]	(11.7)		(6.3)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	0.6		(0.1)
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	0.0		0.0
Long-term Risk Management Assets	[10]	0.0		0.0
Total Assets	[10]	0.0		0.0
Current Risk Management Liabilities	[10]	(0.5)		(0.1)
Long-term Risk Management Liabilities	[10]	0.0		0.0
Total Liabilities	[10]	(0.5)		(0.1)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	0.5		0.1
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	0.0		(0.4)
Long-term Risk Management Assets	[10]	0.0		0.0
Total Assets	[10]	0.0		(0.4)
Current Risk Management Liabilities	[10]	(0.3)		(0.4)
Long-term Risk Management Liabilities	[10]	0.0		0.0
Total Liabilities	[10]	(0.3)		(0.4)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	0.3		0.0
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	0.0		(0.5)
Long-term Risk Management Assets	[10]	0.0		0.0
Total Assets	[10]	0.0		(0.5)
Current Risk Management Liabilities	[10]	(0.3)		(0.5)
Long-term Risk Management Liabilities	[10]	0.0		0.0
Total Liabilities	[10]	(0.3)		(0.5)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	0.3		0.0
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	134.4		177.9
Long-term Risk Management Assets	[11]	321.8		294.2
Total Assets	[11]	456.2		472.1
Current Risk Management Liabilities	[11]	87.1		91.6
Long-term Risk Management Liabilities	[11]	179.1		130.9
Total Liabilities	[11]	266.2		222.5
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	190.0		249.6
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	15.6		23.8
Long-term Risk Management Assets	[12]	0.1		4.9
Total Assets	[12]	15.7		28.7
Current Risk Management Liabilities	[12]	4.8		11.0
Long-term Risk Management Liabilities	[12]	0.1		2.1
Total Liabilities	[12]	4.9		13.1
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	10.8		15.6
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	12.3		22.3
Long-term Risk Management Assets	[12]	0.0		3.3
Total Assets	[12]	12.3		25.6
Current Risk Management Liabilities	[12]	6.3		5.2
Long-term Risk Management Liabilities	[12]	1.6		1.4
Total Liabilities	[12]	7.9		6.6
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	4.4		19.0
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0.0		7.2
Long-term Risk Management Assets	[12]	19.2		45.1
Total Assets	[12]	19.2		52.3
Current Risk Management Liabilities	[12]	3.6		1.9
Long-term Risk Management Liabilities	[12]	0.0		3.0
Total Liabilities	[12]	3.6		4.9
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	15.6		47.4
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0.6		0.0
Long-term Risk Management Assets	[12]	0.0		0.0
Total Assets	[12]	0.6		0.0
Current Risk Management Liabilities	[12]	0.2		0.9
Long-term Risk Management Liabilities	[12]	0.0		0.0
Total Liabilities	[12]	0.2		0.9
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	0.4		(0.9)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0.8		0.0
Long-term Risk Management Assets	[12]	0.0		0.0
Total Assets	[12]	0.8		0.0
Current Risk Management Liabilities	[12]	3.1		1.1
Long-term Risk Management Liabilities	[12]	2.1		0.0
Total Liabilities	[12]	5.2		1.1
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	$ (4.4)		$ (1.1)
Power [Member]
Commodity
Derivative, Energy Notional Amount | MWh		317.8		333.7
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		40.9		32.5
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		22.8		23.8
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		13.3		20.3
Power [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MWh		11.3		16.8
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		14.0		20.5
Coal [Member]
Commodity
Derivative, Mass Notional Amount | T		4.4		3.1
Coal [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.3
Coal [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		1.6		0.5
Coal [Member] | Ohio Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		2.8		1.5
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		38.2		105.9
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.3		0.4
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.2		0.3
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.2		0.0
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.2		0.0
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount | gal		7.4		5.5
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.4		1.1
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.7		0.5
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.6		1.1
Heating Oil and Gasoline [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.8		0.6
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.9		0.7
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount		$ 113.5		$ 152.0
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		2.4		5.1
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		1.6		3.5
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Interest Rate Contract [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		6.7		35.4		15.1
Vertically Integrated Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Transmission and Distribution Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(4.3)
Transmission and Distribution Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Transmission and Distribution Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Transmission and Distribution Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Transmission and Distribution Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Transmission and Distribution Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Generation & Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		54.9		52.5		49.2
Generation & Marketing Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation & Marketing Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation & Marketing Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation & Marketing Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation & Marketing Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Electric Generation, Transmission and Distribution Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		1.1		8.7		2.0
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		3.3		13.2		10.6
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(4.3)		0.0		4.9
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.2		0.4
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.6
Sales to AEP Affiliates [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Sales to AEP Affiliates [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		2.4		0.0
Sales to AEP Affiliates [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		8.2		(0.9)
Sales to AEP Affiliates [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Sales to AEP Affiliates [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.9
Sales to AEP Affiliates [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Purchased Electricity for Resale [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		6.4
Purchased Electricity for Resale [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		2.0
Purchased Electricity for Resale [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.4
Purchased Electricity for Resale [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Purchased Electricity for Resale [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Purchased Electricity for Resale [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0
Other Operation Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(3.3)
Other Operation Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)
Other Operation Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)
Other Operation Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.6)
Other Operation Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)
Other Operation Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.5)
Maintenance Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(3.3)
Maintenance Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.7)
Maintenance Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)
Maintenance Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.5)
Maintenance Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)
Maintenance Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(0.9)		(11.4)		(2.4)
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	3.4		(4.1)		0.0
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(2.7)		(0.5)		0.0
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	0.0		0.0		(5.8)
Regulatory Assets [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	0.6		(1.0)		2.9
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(4.3)		(1.1)		0.4
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	30.2		193.2		(5.0)
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	28.7		49.6		(0.3)
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	7.5		37.4		(9.1)
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(24.7)		86.0		2.9
Regulatory Liabilities [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	4.4		0.3		1.0
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	$ 15.1		$ 16.9		$ 1.5

[1]	Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.
[2]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[3]	The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.
[4]	The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018; Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030; Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030. Risk management commodity contracts are substantially comprised of power contracts.
[5]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[6]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.
[7]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
[8]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
[9]	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
[10]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
[11]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[12]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[13]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.